Construction in Progress	12 Months Ended
Dec. 31, 2017
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Construction in Progress
9.	CONSTRUCTION IN PROGRESS

RMB
Balance at January 1, 2016, as previously reported	69,103
Adjusted for Eighth Acquisition (Note 1)	4

Balance at January 1, 2016, as restated	69,107
Additions	97,043
Transferred to property, plant and equipment	(82,079)
Transferred to intangible assets	(3,685)

Balance at December 31, 2016, as restated	80,386
Additions	88,359
Transferred to property, plant and equipment	(90,803)
Transferred to intangible assets	(4,836)

Balance at December 31, 2017	73,106